Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2011	2010
Professional fees	$142	$313
Research and development costs	93	60
Payroll related costs	309	740

Total accrued expenses and other current liabilities	$544	$1,113